Earnout Liability (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Earnout Liability [Line Items]
Earn out payments (in Dollars)	$ 7.2
Earn out payments on development (in Dollars)	$ 1.5
Discount Rate [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	21.4
Discount Rate [Member] | Minimum [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	20.7
Expected Term [Member] | Minimum [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	1
Expected Term [Member] | Minimum [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	1.59
Expected Volatility [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	55.71
Risk-free Interest Rate [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	4.16
Risk-free Interest Rate [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	5.04